Equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equipment
Property, plant and equipment at beginning of period	kr 104	kr 107
Deprecation for the year	(37)	(44)	kr (51)
Property, plant and equipment at end of period	163	104	107
Cost at closing balance
Equipment
Property, plant and equipment at beginning of period	118	813	813
Acquisition for the year		118
Disposal for the year		(813)
Additional, through business combinations	100
Exchange differences	(4)
Property, plant and equipment at end of period	214	118	813
Amortization at closing balance
Equipment
Property, plant and equipment at beginning of period	(14)	(706)	(655)
Deprecation for the year	(37)	(44)	(51)
Disposal for the year		736
Property, plant and equipment at end of period	kr (51)	kr (14)	kr (706)